Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

The following is a summary of property and equipment:

$ in millions	December 31, 2012	December 31, 2011
Technology and Other Equipment	253.0	267.2
Software	316.0	284.0
Land and Buildings	70.8	65.7
Leasehold Improvements	185.9	176.6
Work in Process	47.4	44.2
Property and Equipment, Gross	873.1	837.7
Less: Accumulated Depreciation	(523.5)	(524.9)
Property and Equipment, Net	349.6	312.8

Depreciation expense related to property and equipment was $65.4 million, $60.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.